VictoryShares US Value Momentum ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares US Value Momentum ETF | VictoryShares US Value Momentum ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0